Accounts payable and accrued expenses: (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts payable and accrued expenses:
Suppliers	$ 325,701	$ 306,547
Taxes payable	712,448	664,334
Use rights of assets under concession	355,809	455,125
Accounts payable to related parties	101,266	178,294
Lease payable	22,496	22,367
Salaries payable	234,133	221,328
Sundry creditors for services provided	1,143,956	929,483
Accounts payable to contractors	38,241	26,811
Total	$ 2,934,050	$ 2,804,289